Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
Reconciliation of Financial Statements to Form 5500
8.
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following describes classification differences between the financial statements and the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$2,502,189,926	$2,298,825,959
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,767,957)	(21,587,067)
Net assets available for benefits per Form 5500	$2,490,421,969	$2,277,238,892

The Form 5500 includes a Net Investment Gain of $312,614,196 from Master Trust Investments for the year ended December 31, 2025 consisting of $314,736,461 of Investment Gains (comprised of the $304,917,351 of the Plan’s interest in gains of the Master Trust plus the $9,819,110 adjustment from fair value to contract value for fully benefit-responsive investment contracts) minus $2,122,265 of administrative expenses.